Parent Company Only Condensed Financial Information, Condensed Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities [Abstract]
Net Income	$ 12,631	$ 13,338
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Common stock issued to ESOP	125	575
Change in other assets	1,477	(1,291)
Change in other liabilities	5,567	1,223
Net cash provided by operating activities	20,747	15,990
Cash flows from investing activities [Abstract]
Net cash provided by (used in) investing activities	(59,787)	(83,392)
Cash flows from financing activities [Abstract]
Purchases of treasury stock	(82)	0
Cash dividends paid	(4,871)	(4,720)
Net cash provided by (used in) financing activities	121,176	(38,642)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	82,136	(106,044)
Cash and cash equivalents at beginning of year	45,990	152,034
Cash and cash equivalents at end of year	128,126	45,990
Parent Company [Member]
Cash flows from operating activities [Abstract]
Net Income	12,631	13,338
Adjustments to reconcile net income to net cash provided by operating activities [Abstract]
Equity in undistributed earnings of subsidiaries	(8,382)	(9,709)
Common stock issued to ESOP	124	575
Change in other assets	(34)	(221)
Change in other liabilities	101	72
Net cash provided by operating activities	4,440	4,055
Cash flows from investing activities [Abstract]
Proceeds from closing of OVBC Captive	2,364	0
Change in notes receivable	(318)	(242)
Net cash provided by (used in) investing activities	2,046	(242)
Cash flows from financing activities [Abstract]
Change in notes payable	18	238
Purchases of treasury stock	(82)	0
Cash dividends paid	(4,871)	(4,720)
Net cash provided by (used in) financing activities	(4,935)	(4,482)
Cash and cash equivalents [Abstract]
Change in cash and cash equivalents	1,551	(669)
Cash and cash equivalents at beginning of year	4,697	5,366
Cash and cash equivalents at end of year	$ 6,248	$ 4,697